Note 17 - Regulatory Capital - Capital Ratios (Details)	Dec. 31, 2022	Dec. 31, 2021
Leverage capital, adequately capitalized, ratio	0.0400	0.0400
Tier 1 risk based capital, adequately capitalized, ratio	0.0600	0.0600
Common equity tier 1 capital, adequately capitalized, ratio	4.50%	4.50%
Total risk based capital, adequately capitalized, ratio	0.0800	0.0800
Leverage capital, adequately capitalized plus capital conservation buffer, ratio	4.00%	4.00%
Tier 1 risk based capital, adequately capitalized plus capital conservation buffer, ratio	8.50%	8.50%
Common equity tier 1 capital, adequately capitalized plus capital conservation buffer, ratio	7.00%	7.00%
Total risk based capital, adequately capitalized plus capital conservation buffer, ratio	10.50%	10.50%
Middlefield Banking Company [Member]
Leverage capital, actual, ratio	0.1116	0.0980
Tier 1 risk based capital, actual, ratio	0.1263	0.1272
Common equity tier 1 capital, actual, ratio	12.63%	12.72%
Total risk based capital, actual, ratio	0.1361	0.1397
Leverage capital, well-capitalized, ratio (bank only)	0.0500	0.0500
Tier 1 risk based capital, well-capitalized, ratio (bank only)	0.0800	0.0800
Common equity tier 1 capital, well-capitalized, ratio (bank only)	6.50%	6.50%
Total risk based capital, well-capitalized, ratio (bank only)	0.1000	0.1000
Middlefield Banc Corp [Member]
Leverage capital, actual, ratio	0.1130	0.1002
Tier 1 risk based capital, actual, ratio	0.1280	0.1296
Common equity tier 1 capital, actual, ratio	12.25%	12.18%
Total risk based capital, actual, ratio	0.1378	0.1421